Associates and Joint Ventures - Summary of Group's Share of the Result of Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Profit on ordinary activities after taxation attributable to owners of the Parent	£ 6,032		£ 4,648
Other comprehensive income:
Total comprehensive income for the year, net of tax	9,424		6,426
Groups Share in Associates and Joint Ventures
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Profit on ordinary activities after taxation attributable to owners of the Parent	419	£ 24,209	2,227
Other comprehensive income:
Items that may be reclassified to profit & loss	(38)	(918)	1,415
Items that will not be reclassified to profit & loss	6	25	20
Groups Share in Associates and Joint Ventures | Investments Accounted for Using Equity Method
Other comprehensive income:
Total comprehensive income for the year, net of tax	£ 387	£ 23,316	£ 3,662